Significant Accounting Policies and Practices (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of consolidated subsidiaries and/or entities
Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company Ownership Interest
Jerrick Ventures LLC	Delaware	100%
Abacus Tech Pty Ltd	Australia	100%
Brave Foods, LLC	Brave Foods, LLC	100%
Denver Bodega, LLC	Colorado	100%
Dune Inc.	Delaware	50%
Plant Camp LLC	Delaware	89%
OG Collection, Inc.	Delaware	100%
OG Gallery, LLC	Delaware	100%
Orbit Media LLC	New York	51%
WHE Agency, Inc.	Delaware	44%

Name of combined affiliate	State or other jurisdiction of incorporation or organization	Company Ownership Interest
Jerrick Ventures LLC	Delaware	100%
Abacus Tech Pty Ltd	Australia	100%
Seller’s Choice, LLC	New Jersey	100%
Recreatd, LLC	Delaware	100%
Give, LLC	Delaware	100%
Creatd Partners LLC	Delaware	100%
Dune Inc.	Delaware	50%
Plant Camp LLC	Delaware	89%
Sci-Fi Shop, LLC	Delaware	100%
OG Collection LLC	Delaware	100%
VMENA LLC	Delaware	100%
Vocal For Brands, LLC	Delaware	100%
Vocal Ventures LLC	Delaware	100%
What to Buy, LLC	Delaware	100%
WHE Agency, Inc.	Delaware	44%

Schedule of relevant assets and liabilities that are measured at fair value on recurring basis
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - equity securities	$96	$96	$-	$-
Total assets	$96	$96	$-	$-

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - debt securities	$62,733	$-	$-	$62,733
Total assets	$62,733	$-	$-	$62,733

Liabilities:
Derivative liabilities	$42,231	$-	$-	$42,231
Total Liabilities	42,231	$-	$-	$42,231

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities - debt securities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-

Liabilities:
Derivative liabilities	$-	$-	$-	$-
Total Liabilities	-	$-	$-	$-

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$50,000	$-	$-	$50,000
Total assets	$50,000	$-	$-	$50,000

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity investments, at cost	$217,096	$-	$-	$217,096

Total assets	$217,096	$-	$-	$217,096

Schedule of property and equipment estimated useful lives
Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixtures	5

Estimated Useful Life (Years)

Computer equipment and software	3
Furniture and fixtures	5

Schedule of amortization over the next five years
Twelve months ending September 30,

2023	$415,215
2024	443,236
2025	280,223
2026	260,935
2027	239,934
Thereafter	739,762
Total	2,379,305

Intangible assets not subject to amortization	157,294
Total Intangible Assets	$2,536,599

Twelve months ending December 31,

2022	$493,660
2023	407,848
2024	347,936
2025	231,624
2026	219,749
Thereafter	732,024
Total	$2,432,841

Schedule of changes in marketable securities
For the Three Months ended September 30, 2022
Total
As of July 1, 2022	$1,383,785
Goodwill acquired in a business combination	6,682
Impairment of goodwill	(25,139)
As of September 30, 2022	$1,365,328

For the Nine Months ended September 30, 2022
Total
As of January 1, 2022	$1,374,835
Goodwill acquired in a business combination	15,632
Impairment of goodwill	(25,139)
As of September 30, 2022	$1,365,328

For the years ended December 31, 2021 and 2020
Total
As of January 1, 2020 and 2021	$1,035,795
Goodwill acquired in a business combination	1,374,835
Impairment of goodwill	(1,035,795)
As of December 31, 2021	1,374,835

For the years ended December 31, 2021 and 2020
Total
As of January 1, 2020	-
Purchase of marketable securities	$210,000
Interest due at maturity	4,829
Other than temporary impairment	(50,000)
Conversion of marketable securities	(102,096)
As of December 31, 2020	62,733
Purchase of marketable securities	-
Interest due at maturity	-
Other than temporary impairment	(62,733)
Conversion of marketable securities	-
December 31, 2021	$-

For the years ended December 31, 2021 and 2020
Total
As of January 1, 2020	$-
Purchase of equity investments	115,000
Conversion of marketable securities	102,096
As of December 31, 2020	217,096
Purchase of equity investments	150,000
Other than temporary impairment	(102,096)
Conversion to equity method investments	(215,000)
As of December 31, 2021	$50,000

Schedule of revenue disaggregated by revenue
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Agency (Managed Services, Branded Content, & Talent Management Services)	$442,867	$555,766	$1,613,924	$1,472,902
Platform (Creator Subscriptions)	230,212	611,714	1,138,812	1,370,581
Ecommerce	347,944	4,153	1,237,634	9,679
Affiliate Sales	1,828	7,619	7,120	23,425
Other Revenue	-	368	-	17,803
	$1,022,851	$1,179,620	$3,997,490	$2,894,390

	Years Ended
	December 31,
	2021	2020
Agency (Managed Services, Branded Content, & Talent Management Services)	$2,256,546	$1,100,199
Platform (Creator Subscriptions)	1,926,135	70,623
Ecommerce (Tangible products)	90,433	-
Affiliate Sales	26,453	33,748
Other Revenue	150	8,300
	$4,299,717	$1,212,870

Schedule of revenue recognition
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Products and services transferred over time	$673,079	$1,167,480	$2,752,736	$2,843,483
Products transferred at a point in time	349,772	12,140	1,244,754	50,907
	$1,022,851	$1,179,620	$3,997,490	$2,894,390

	Years Ended
	December 31,
	2021	2020
Products and services transferred over time	$4,182,681	$1,100,199
Products and services transferred at a point in time	117,036	112,671
	$4,299,717	$1,212,870

Schedule of common stock equivalents
	September 30,
	2022	2021
Series E preferred	121	148
Options	4,408,267	2,327,445
Warrants	20,429,630	6,558,705
Convertible notes	32,215,486	228,334
Totals	57,053,504	9,114,632

	December 31,
	2021	2020
Options	2,902,619	541,021
Warrants	5,658,830	3,228,235
Totals	8,561,449	3,769,256

Schedule of fair value measurement inputs and valuation methodology
	Fair Value As of December 31, 2021	Fair Value As of December 31, 2020	Valuation Methodology	Unobservable Inputs
Marketable securities - debt securities	$-	$62,733	Discounted cash flow analysis	Expected cash flows from the investment

Derivative liabilities	$-	$42,231	Monte Carlo simulations and Binomial model	Risk free rate Expected volatility; Drift rate

	Fair Value As of December 31, 2021	Fair Value As of December 31, 2020	Valuation Methodology	Unobservable Inputs
Equity investments, at cost	$-	$217,096	Qualitative assessment per ASC 321-10-35	Qualitative factors